Derivatives and Foreign Exchange Risk Management (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Other Comprehensive Income, Location

The amount of gains (losses) and location of the gains (losses) in the condensed consolidated statements of earnings and other comprehensive income (OCI) related to foreign currency exchange rate contract derivative instruments designated as cash flow hedges for the three months ended July 25, 2014 and July 26, 2013 are as follows:

Three months ended July 25, 2014
(in millions)	Gross Gains (Losses) Recognized in OCI on Effective Portion of Derivative	Effective Portion of Gains (Losses) on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$62	Other expense, net	$2
		Cost of products sold	(3)

Total	$62		$(1)

Three months ended July 26, 2013
(in millions)	Gross Gains (Losses) Recognized in OCI on Effective Portion of Derivative	Effective Portion of Gains (Losses) on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$(27)	Other expense, net	$32
		Cost of products sold	(15)

Total	$(27)		17

The amount of (losses) gains and location of the (losses) gains in the consolidated statements of earnings and other comprehensive income (OCI) related to foreign currency exchange rate contract derivative instruments designated as cash flow hedges for the fiscal years ended April 25, 2014, April 26, 2013, and April 27, 2012 are as follows:

April 25, 2014
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$(152)	Other expense, net	$94
		Cost of products sold	(43)

Total	$(152)		$51

April 26, 2013
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$121	Other expense, net	$103
		Cost of products sold	(2)

Total	$121		$101

April 27, 2012
(in millions)	Gross (Losses) Gains Recognized in OCI on Effective Portion of Derivative	Effective Portion of (Losses) Gains on Derivative Reclassified from AOCI into Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount
Foreign currency exchange rate contracts	$332	Other expense, net	$(141)
		Cost of products sold	14

Total	$332		$(127)

Schedule of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss) in Statement of Financial Performance

The amount and location of the (losses) gains in the condensed consolidated statements of earnings related to derivative instruments, not designated as hedging instruments, for the three months ended July 25, 2014 and July 26, 2013 are as follows:

(in millions)		Three months ended
Derivatives Not Designated as Hedging Instruments	Location	July 25, 2014	July 26, 2013
Foreign currency exchange rate contracts	Other expense, net	$(24)	$29

The amount and location of the gains in the consolidated statements of earnings related to derivative instruments, not designated as hedging instruments, for fiscal years 2014, 2013, and 2012 are as follows:

(in millions)		Fiscal Year
Derivatives Not Designated as Hedging Instruments	Location	2014	2013	2012
Foreign currency exchange rate contracts	Other expense, net	$15	$26	$53

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following tables summarize the location and fair value amounts of derivative instruments reported in the condensed consolidated balance sheets as of July 25, 2014 and April 25, 2014. The fair value amounts are presented on a gross basis and are segregated between derivatives that are designated and qualify as hedging instruments and those that are not, and are further segregated by type of contract within those two categories.

July 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$9	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	72	Other accrued expenses	52
Interest rate contracts	Other assets	71	Other long-term liabilities	—
Foreign currency exchange rate contracts	Other assets	23	Other long-term liabilities	15

Total derivatives designated as hedging instruments		$175		$67

Derivatives not designated as hedging instruments
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$1	Other accrued expenses	$1

Total derivatives not designated as hedging instruments		$1		$1

Total derivatives		$176		$68

April 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Interest rate contracts	Prepaid expenses and other current assets	$13	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	81	Other accrued expenses	84
Interest rate contracts	Other assets	73	Other long-term liabilities	11
Foreign currency exchange rate contracts	Other assets	8	Other long-term liabilities	30

Total derivatives designated as hedging instruments		$175		$125

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$2

Total derivatives not designated as hedging instruments		$—		$2

Total derivatives		$175		$127

The following tables summarize the location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of April 25, 2014 and April 26, 2013. The fair value amounts are presented on a gross basis and are segregated between derivatives that are designated and qualify as hedging instruments and those that are not, and are further segregated by type of contract within those two categories.

April 25, 2014

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Interest rate contracts	Prepaid expenses and other current assets	$13	Other accrued expenses	$—
Foreign currency exchange rate contracts	Prepaid expenses and other current assets	81	Other accrued expenses	84
Interest rate contracts	Other assets	73	Other long-term liabilities	11
Foreign currency exchange rate contracts	Other assets	8	Other long-term liabilities	30

Total derivatives designated as hedging instruments		$175		$125

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$2

Total derivatives not designated as hedging instruments		$—		$2

Total derivatives		$175		$127

April 26, 2013

	Asset Derivatives		Liability Derivatives
(in millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$150	Other accrued expenses	$34
Interest rate contracts	Other assets	181	Other long-term liabilities	18
Foreign currency exchange rate contracts	Other assets	63	Other long-term liabilities	5

Total derivatives designated as hedging instruments		$394		$57

Derivatives not designated as hedging instruments

Foreign currency exchange rate contracts	Prepaid expenses and other current assets	$—	Other accrued expenses	$1

Total derivatives not designated as hedging instruments		$—		$1

Total derivatives		$394		$58

Offsetting Assets and Liabilities

The following table provides information as if Medtronic had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria as stipulated by the terms of the master netting arrangements with each of the counterparties. Derivatives not subject to master netting arrangements are not eligible for net presentation.

July 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$96	$(50)	$—	$46
Interest rate contracts	80	(11)	—	69

	$176	$(61)	$—	$115

Derivative Liabilities
Foreign currency exchange rate contracts	$(68)	$61	$—	$(7)

	$(68)	$61	$—	$(7)

Total	$108	$—	$—	$108

April 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$89	$(64)	$—	$25
Interest rate contracts	86	(31)	—	55

	$175	$(95)	$—	$80

Derivative Liabilities
Foreign currency exchange rate contracts	$(116)	$84	$—	$(32)
Interest rate contracts	(11)	11	—	—

	$(127)	$95	$—	$(32)

Total	$48	$—	$—	$48

The following table provides information as if the Company had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria as stipulated by the terms of the master netting arrangements with each of the counterparties. Derivatives not subject to master netting arrangements are not eligible for net presentation.

April 25, 2014		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$89	$(64)	$—	$25
Interest rate contracts	86	(31)	—	55

	$175	$(95)	$—	$80

Derivative Liabilities
Foreign currency exchange rate contracts	$(116)	$84	$—	$(32)
Interest rate contracts	(11)	11	—	—

	$(127)	$95	$—	$(32)

Total	$48	$—	$—	$48

April 26, 2013		Gross Amount Not Offset on the Balance Sheet
(in millions)	Gross Amount of Recognized Assets (Liabilities)	Financial Instruments	Cash Collateral (Received) or Posted	Net Amount
Derivative Assets
Foreign currency exchange rate contracts	$213	$(42)	$(24)	$147
Interest rate contracts	181	(16)	(6)	159

	$394	$(58)	$(30)	$306

Derivative Liabilities
Foreign currency exchange rate contracts	$(40)	$40	$—	$—
Interest rate contracts	(18)	18	—	—

	$(58)	$58	$—	$—

Total	$336	$—	$(30)	$306